INCOME AND SOCIAL CONTRIBUTION TAXES - Changes in net deferred asset (liability) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	R$ 2,068,136	R$ 2,830,333	R$ 3,331,792
Recognized in income	837	(670,061)	(407,407)
Others	88,975	(8,396)	(3,687)
Comprehensive Income	(142,638)	(83,740)	(90,365)
Balance as of end of the year	2,015,310	2,068,136	2,830,333
Tax loss carryforward
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	639,046	649,849	1,220,485
Recognized in income	209,405	17,112	(556,480)
Others	88,975	41	(24,312)
Comprehensive Income	(10)	(27,956)	10,156
Balance as of end of the year	937,416	639,046	649,849
Social contribution tax losses
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	173,579	123,087	290,276
Recognized in income	67,505	50,492	(187,814)
Others			20,625
Balance as of end of the year	241,084	173,579	123,087
Provision for tax, civil and labor liabilities
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	525,158	422,752	385,463
Recognized in income	55,830	108,240	37,256
Others		(5,295)
Comprehensive Income	(40)	(539)	33
Balance as of end of the year	580,948	525,158	422,752
Benefits granted to employees
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	199,773	298,617	392,257
Recognized in income	(276)	(88)	(35,812)
Comprehensive Income	(106,576)	(98,756)	(57,828)
Balance as of end of the year	92,921	199,773	298,617
Other temporary differences
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	347,051	359,074	501,114
Recognized in income	56,739	(191,137)	(144,352)
Comprehensive Income	(120,863)	179,114	2,312
Balance as of end of the year	282,927	347,051	359,074
Deferred exchange variance
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	834,335	1,569,311	1,057,541
Recognized in income	(410,931)	(735,097)	511,763
Comprehensive Income	223	121	7
Balance as of end of the year	423,627	834,335	1,569,311
Provision for losses
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	43,737	36,264	35,520
Recognized in income	49,696	7,607	6,576
Comprehensive Income	(33)	(134)	(5,832)
Balance as of end of the year	93,400	43,737	36,264
Fair value adjustments on businesses acquired
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	(694,543)	(628,621)	(550,864)
Recognized in income	(27,131)	72,810	(38,544)
Others		(3,142)
Comprehensive Income	84,661	(135,590)	(39,213)
Balance as of end of the year	R$ (637,013)	R$ (694,543)	R$ (628,621)